Property and equipment	12 Months Ended
Jun. 30, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Property and equipment	Property and equipment

	Office furniture		Stockroom
	and computer	Software	and production	Tradeshow	Leasehold
	equipment		equipment	equipment	improvements	Total
Cost	$	$	$	$	$	$
Balance at July 1, 2022	4,737	458	10,451	47	475	16,168
Additions	846	—	3,170	—	—	4,016
Disposals	(217)	—	(754)	—	(25)	(996)
Balance at June 30, 2023	5,366	458	12,867	47	450	19,188
Additions	660	42	3,368	—	60	4,130
Disposals	(52)	—	(579)	—	—	(631)
Balance at June 30, 2024	5,974	500	15,656	47	510	22,687

Accumulated depreciation
Balance at July 1, 2022	2,452	413	2,759	47	223	5,894
Depreciation expense	976	21	3,670	—	62	4,729
Disposals	(64)	—	(523)	—	—	(587)
Balance at June 30, 2023	3,364	434	5,906	47	285	10,036
Depreciation expense	815	22	3,539	—	119	4,495
Disposals	—	—	(238)	—	—	(238)
Balance at June 30, 2024	4,179	456	9,207	47	404	14,293

Net book value as at:
Balance at June 30, 2023	2,002	24	6,961	—	165	9,152
Balance at June 30, 2024	1,795	44	6,449	—	106	8,394
For the year ended June 30, 2024, depreciation expense of $1,280 (June 30, 2023 - $994) were recorded in general and administration expense in the consolidated statements of loss and comprehensive loss. Depreciation expense in the amount of $3,215 were included in cost of sales for the year ended June 30, 2024 (June 30, 2023 - $3,735).